Commitments and Contingencies	12 Months Ended
Dec. 31, 2024
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies
11.
Commitments and Contingencies

Operating Leases

As of December 31, 2024, the Company has entered into lease agreements expiring in 2025, 2025, 2027 and 2027 for office facilities in Dubai, Singapore, Greece and Hong Kong, respectively. The future minimum payments are described in Note 9.

Fixed Time Charter Commitments

We had the following future minimum fixed time charter hire receipts based on non-cancelable long-term fixed time charter contracts as of December 31, 2024:

Less than one year	4,176,000
Total lease receipts	4,176,000

Contingencies

In the ordinary course of operations, the Company becomes party to various claims initiated by charterers, ship owners, and other parties. The Company believes the ultimate settlement of such claims is adequately provided for by insurance such that their ultimate outcome will not have a material effect on the Company’s consolidated business, financial position, or results of operations, although there is an inability to predict with certainty the ultimate outcome of such claims.